FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial instruments carried at fair value [Line Items]
Total	$ 1,201	$ 7,685
Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	17	11
Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	10	25
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(828)	(812)
Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Total	1,844	8,309
Level 1 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Level 1 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0
Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Total	168	187
Level 2 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	17	11
Level 2 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	10	25
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0
Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Total	(811)	(811)
Level 3 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Level 3 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(828)	(812)
Money Market Funds [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	24	162
Money Market Funds [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	24	162
Money Market Funds [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	964	6,784
Demand Deposits [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	964	6,784
Demand Deposits [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Structured Finance [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	89	94
Structured Finance [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Structured Finance [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	89	94
Structured Finance [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Other Debt Obligations [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	31	12
Other Debt Obligations [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	14	11
Other Debt Obligations [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	17	1
Interest Rate Swap [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	88	105
Interest Rate Swap [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	88	105
Interest Rate Swap [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
Equity Securities [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	842	1,352
Equity Securities [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	842	1,352
Equity Securities [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Equity Securities [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Cross Currency Interest Rate Contract [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	2	26
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	2	26
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	$ 0	$ 0